Commitments and Contingencies (Details Narrative) - Stimunity S.A. [Member]	Mar. 31, 2021 USD ($)
Disclosure Of Commitment And Contingencies [Line Items]
Commitment to investment	$ 1,900,000
Discretionary investment	688,359
Additional discretionary investment	$ 1,000,000